UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-10495
                                                     ---------

                            FORT PITT CAPITAL FUNDS
                            -----------------------
               (Exact name of registrant as specified in charter)

     790 HOLIDAY DRIVE, FOSTER PLAZA ELEVEN, PITTSBURGH, PENNSYLVANIA 15220
     ----------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

          CHAD FICKETT, 615 EAST MICHIGAN STREET, MILWAUKEE, WI 53202
          -----------------------------------------------------------
                    (Name and address of agent for service)

                                  866-688-8775
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2005
                         ----------------

Date of reporting period:  SEMI-ANNUAL PERIOD ENDED APRIL 30, 2005
                           ---------------------------------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

(FORT PITT CAPITAL FUNDS LOGO)

SEMI-ANNUAL REPORT

April 30, 2005

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

Dear Fellow Shareholders,

As of April 30, 2005 the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $13.85 per share. This compares with an NAV of $13.36 on October 31, 2004, resulting in a total return (including a 0.37659 per share dividend) for the six-month period of 6.39% and the one-year period of 9.45%. During the same periods, the unmanaged Wilshire 5000 Index produced a total return of 3.50% and 7.00%, respectively.

Since inception on December 31, 2001, the Fund has returned 42.62% cumulative (11.25% annualized), compared with a return of 11.94% cumulative (3.45% annualized) for the Wilshire 5000. Net assets are just under $27 million, and net inbound cash flows remain steady. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for less than six months.

Aggregate corporate profits as measured by the S&P 500 Index have run well ahead of estimates thus far in calendar 2005, with energy and basic materials companies posting the biggest upside surprises. Back in November we estimated that total profits could rise 8% to 10% in 2005. It looks like we may have underestimated, though we are not yet half way through the year and any disruption in current bullish economic trends could still set us back. We'll stick with our original 10% year-over-year growth number as long as we continue to hear concerns about the sustainability of the advance.

Partly due to these concerns, share prices have not fared nearly as well as the corporate bottom line so far in 2005. Depending upon whom you listen to, energy-induced inflation or an economic "soft patch" are just about to knock the stuffing out of the economy and earnings. We subscribe to neither of these extremes, and instead are keeping our eyes peeled on Washington, where Congressional protectionists appear to be laying a giant economic snare in the form of a 26% tariff on goods imported from China. Fortunately the odds on final passage of this economic monstrosity are quite low, but the minor dip in share prices we've seen thus far in 2005 may look like the 8th grade picnic if this bill gains traction.

Overall, recent share price declines and better-than-expected profit growth have left us feeling pretty good about current valuation levels. Our estimate of fair value for the S&P 500 Index assuming just 10% year-over-year profit growth in 2005 is 1350, nearly 17 percent above current levels. We thank you for your continued support; word is getting out about the success of our Fund.

Sincerely,

/s/Charlie Smith

Charlie Smith
Portfolio Manager

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. Fund holdings are subject to change and are not recommendations to buy or sell any security.

The Wilshire 5000 is a capitalization weighted index of all U.S.-headquartered companies which provides the broadest measure of US stock market performance. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Must be preceded or accompanied by a current prospectus. Mutual fund investing involves risk; principal loss is possible.

Quasar Distributors, LLC, distributor. 6/05

                       ALLOCATION OF PORTFOLIO NET ASSETS
                           APRIL 30, 2005 (UNAUDITED)

               Cash and Cash Equivalents                     5.7%
               Consumer Discretionary                        9.6%
               Energy                                        1.1%
               Financials                                   26.7%
               Health Care                                   5.1%
               Industrials                                  21.9%
               Information Technology                       12.2%
               Materials                                     4.1%
               Staples                                       2.0%
               Telecommunication Services                   11.6%

                                EXPENSE EXAMPLE
                           APRIL 30, 2005 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 - April 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a transaction fee equal to 2.00% of the net amount of the redemption if you redeem your shares within 180 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             BEGINNING          ENDING          EXPENSES PAID
                           ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD
                              11/1/04           4/30/05       11/1/04 - 4/30/05
                           -------------     -------------    -----------------
Actual                        $1,000.00        $1,063.90             $7.68
Hypothetical (5% return
before expenses)               1,000.00         1,017.36              7.50

                            SCHEDULE OF INVESTMENTS
                           APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 94.3%                                   SHARES         VALUE
---------------------                                   ------         -----

AEROSPACE & DEFENSE - 4.2%
The Boeing Company                                      10,000     $   595,200
Honeywell International Inc.                            15,000         536,400
                                                                   -----------
                                                                     1,131,600
                                                                   -----------

AIR FREIGHT - 2.5%
FedEx Corp.                                              8,000         679,600
                                                                   -----------

AIRLINES - 2.0%
Alaska Air Group, Inc.*<F1>                             20,000         533,400
                                                                   -----------

AUTO COMPONENTS - 0.5%
Gentex Corporation                                       4,200         136,332
                                                                   -----------

BUILDING PRODUCTS - 6.3%
Building Materials Holding Corporation                  20,000       1,098,800
Trex Company, Inc.*<F1>                                 15,000         602,700
                                                                   -----------
                                                                     1,701,500
                                                                   -----------

CAPITAL MARKETS - 3.7%
The Charles Schwab Corporation                          40,000         414,000
Investment Technology Group, Inc.*<F1>                  30,000         570,300
                                                                   -----------
                                                                       984,300
                                                                   -----------

CHEMICAL - 2.7%
FMC Corporation*<F1>                                    15,000         735,000
                                                                   -----------

COMMERCIAL BANKS - 7.1%
F.N.B. Corporation                                      25,000         473,750
Mellon Financial Corporation                            23,000         636,870
PNC Financial Services Group                             9,000         479,070
Sovereign Bancorp, Inc.                                 15,000         308,550
                                                                   -----------
                                                                     1,898,240
                                                                   -----------

COMPUTER & PERIPHERALS - 4.4%
EMC Corporation*<F1>                                    45,000         590,400
SanDisk Corporation*<F1>                                25,000         592,500
                                                                   -----------
                                                                     1,182,900
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES - 4.6%
CIT Group, Inc.                                         13,000         523,640
Citigroup, Inc.                                         10,000         469,600
MBNA Corporation                                        12,000         237,000
                                                                   -----------
                                                                     1,230,240
                                                                   -----------

DIVERSIFIED TELECOMMUNICATION SERVICES - 11.6%
ALLTEL Corporation                                      10,000         569,600
IDT Corporation - Class B*<F1>                          20,000         281,200
North Pittsburgh Systems, Inc.                          25,000         452,000
SBC Communications, Inc.                                25,000         595,000
Telefonos de Mexico SA de CV ADR                        10,000         339,000
Verizon Communications Inc.                             25,000         895,000
                                                                   -----------
                                                                     3,131,800
                                                                   -----------

GROCERY STORES - 2.0%
Koninklijke Ahold NV*<F1>                               70,000         531,300
                                                                   -----------

INDUSTRIAL CONGLOMERATES - 6.7%
Loews Corporation                                       10,000         708,800
Matthews International Corporation - Class A            13,000         462,930
Tyco International Ltd.+<F2>                            20,000         626,200
                                                                   -----------
                                                                     1,797,930
                                                                   -----------

INSURANCE - 8.8%
Arthur J. Gallagher & Co.                               20,000         556,800
Erie Indemnity Company - Class A                        15,000         770,700
Fidelity National Financial, Inc.                       15,000         481,650
The Hartford Financial Services Group, Inc.              7,500         542,775
                                                                   -----------
                                                                     2,351,925
                                                                   -----------

MACHINERY - 5.0%
Ingersoll-Rand Company - Class A +<F2>                   8,000         614,960
ITT Industries, Inc.                                     8,000         723,680
                                                                   -----------
                                                                     1,338,640
                                                                   -----------

MEDIA - 4.8%
Comcast Corporation - Class A*<F1>                      20,000         642,200
Liberty Media Corporation - Class A*<F1>                30,000         301,200
Viacom, Inc. - Class A                                   9,963         346,513
                                                                   -----------
                                                                     1,289,913
                                                                   -----------

METALS & MINING - 1.3%
Alcoa, Inc.                                             12,500         362,750
                                                                   -----------

OIL & GAS - 1.1%
El Paso Corporation                                     30,000         299,700
                                                                   -----------

PHARMACEUTICALS - 5.1%
Allergan, Inc.                                          10,000         703,900
Mylan Laboratories Inc.                                 14,000         231,000
Wyeth                                                   10,000         449,400
                                                                   -----------
                                                                     1,384,300
                                                                   -----------

ROAD & RAIL - 1.9%
Dollar Thrifty Automotive Group, Inc.*<F1>              15,000         507,750
                                                                   -----------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 5.3%
Cognex Corporation                                      15,000         327,600
Cohu, Inc.                                              12,549         223,999
Spectrum Control, Inc.*<F1>                             14,980         100,366
Texas Instruments, Inc.                                 20,000         499,200
Xilinx, Inc.                                            10,000         269,400
                                                                   -----------
                                                                     1,420,565
                                                                   -----------

SOFTWARE - 2.5%
Computer Associates International, Inc.                 25,000         672,500
                                                                   -----------

SPECIALTY RETAIL - 0.2%
Blockbuster, Inc. - Class A                              2,670          26,433
Blockbuster, Inc. - Class B                              2,670          25,205
                                                                   -----------
                                                                        51,638
                                                                   -----------
TOTAL COMMON STOCK
(cost $20,586,241)                                                  25,353,823
                                                                   -----------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS - 7.0%                         AMOUNT
-----------------------------                        ---------

U.S. TREASURY NOTES - 6.8%
2.4148%  05/05/2005                                 $1,830,000       1,829,509
                                                                   -----------

INVESTMENT COMPANIES - 0.2%
American Family Demand Note, 2.6371% **<F3>             13,620          13,620
Goldman Sachs Financial Square Prime
  Obligations Fund, 2.7200% **<F3>                      38,293          38,293
                                                                   -----------
                                                                        51,913
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS - 7.0%
  (cost $1,881,422)                                                  1,881,422
                                                                   -----------
TOTAL INVESTMENTS - 101.3%
  (cost $22,467,663)                                                27,235,245
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3%)                        (345,234)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $26,890,011
                                                                   -----------
                                                                   -----------

 *<F1>  Non-income producing security.
 +<F2>  U.S. Security of foreign company.
ADR  American Depositary Receipt.
**<F3>  Variable rate security.  The rates listed are as of April 30, 2005.

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                           APRIL 30, 2005 (UNAUDITED)

ASSETS
   Investments, at market value (cost $22,467,663)                 $27,235,245
   Receivable for investments sold                                      44,197
   Receivable for Fund shares sold                                         100
   Dividends and interest receivable                                    29,813
   Prepaid expenses and other assets                                    35,300
                                                                   -----------
       Total assets                                                 27,344,655
                                                                   -----------

LIABILITIES
   Payable for investments purchased                                   418,475
   Payable to Investment Advisor                                        10,531
   Accrued expenses and other liabilities                               25,638
                                                                   -----------
       Total liabilities                                               454,644
                                                                   -----------

NET ASSETS                                                         $26,890,011
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Paid in Capital                                                 $21,296,441
   Undistributed net investment income                                 101,526
   Accumulated undistributed net realized gain on investments          724,462
   Net unrealized appreciation on investments                        4,767,582
                                                                   -----------
       Total net assets                                            $26,890,011
                                                                   -----------
                                                                   -----------
   Shares outstanding
     (unlimited number of shares authorized, par value $0.01)        1,941,923
                                                                   -----------
                                                                   -----------

Net Asset Value, Redemption Price and Offering Price Per Share     $     13.85
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

INVESTMENT INCOME

INCOME
   Dividends                                                        $  267,845
   Interest                                                             25,138
                                                                    ----------
       Total investment income                                         292,983
                                                                    ----------

EXPENSES
   Advisory fees                                                       127,629
   Legal fees                                                           20,764
   Transfer agent fees and expenses                                     19,239
   Administration fees                                                  18,861
   Fund accounting fees                                                 15,689
   Registration fees                                                     8,470
   Insurance fees                                                        6,750
   Trustee fees                                                          6,734
   Custody fees                                                          6,592
   Audit fees                                                            6,437
   Shareholder reporting                                                 4,104
   Other                                                                 6,894
                                                                    ----------
       Total expenses before waiver and reimbursement of expense       248,163
       Less: waiver of expenses and reimbursement from Advisor         (56,719)
                                                                    ----------
       Net expenses                                                    191,444
                                                                    ----------
NET INVESTMENT INCOME                                                  101,539
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                    736,559
   Change in unrealized appreciation on investments                    569,492
                                                                    ----------
       Net realized and unrealized gain on investments               1,306,051
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,407,590
                                                                    ----------
                                                                    ----------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    For the
                                                               Six Months Ended         For the
                                                                April 30, 2005        Year Ended
                                                                  (Unaudited)      October 31, 2004
                                                               ----------------    ----------------
OPERATIONS
   Net investment income (loss)                                   $   101,539         $    (2,629)
   Net realized gain on investments                                   736,559             655,956
   Change in unrealized appreciation on investments                   569,492           1,387,053
                                                                  -----------         -----------
       Net increase in net assets
         resulting from operations                                  1,407,590           2,040,380
                                                                  -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                   --              (7,531)
   Net realized gains                                                (652,923)                 --
                                                                  -----------         -----------
       Total distributions                                           (652,923)             (7,531)
                                                                  -----------         -----------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        3,217,433           5,082,815
   Proceeds from shares issued in reinvestment of dividends           652,923               7,531
   Cost of shares redeemed                                           (535,737)           (942,080)
                                                                  -----------         -----------
       Net increase in net assets resulting
         from capital share transactions                            3,334,619           4,148,266
                                                                  -----------         -----------

TOTAL INCREASE IN NET ASSETS                                        4,089,286           6,181,115
                                                                  -----------         -----------

NET ASSETS
   Beginning of period                                             22,800,725          16,619,610
                                                                  -----------         -----------

   End of period                                                  $26,890,011         $22,800,725
                                                                  -----------         -----------
                                                                  -----------         -----------

CHANGES IN SHARES OUTSTANDING
   Shares sold                                                        228,136             390,112
   Shares issued in reinvestment of dividends                          45,468                 565
   Shares redeemed                                                    (37,721)            (71,717)
                                                                  -----------         -----------
       Net increase in Fund shares outstanding                        235,883             318,960
   Shares outstanding, beginning of period                          1,706,040           1,387,080
                                                                  -----------         -----------
   Shares outstanding, end of period                                1,941,923           1,706,040
                                                                  -----------         -----------
                                                                  -----------         -----------

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

                                                  Six Months                                                 December 31,
                                                    Ended              For the             For the            2001*<F4>
                                                April 30, 2005        Year Ended          Year Ended           through
                                                 (Unaudited)       October 31, 2004    October 31, 2003    October 31, 2002
                                                --------------     ----------------    ----------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                $13.36              $11.98              $ 9.35              $10.00
                                                    ------              ------              ------              ------
INCOME (LOSS)
  FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.05                  --#<F5>             --#<F5>           0.03
Net realized and unrealized
  gain (loss) on investments                          0.82                1.38                2.66               (0.68)
                                                    ------              ------              ------              ------
     Total from investment operations                 0.87                1.38                2.66               (0.65)
                                                    ------              ------              ------              ------
LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income                    --               (0.00)#<F5>         (0.03)                 --
Distributions from net realized gains                (0.38)                 --                  --                  --
                                                    ------              ------              ------              ------
     Total dividends and distributions               (0.38)              (0.00)#<F5>         (0.03)                 --
                                                    ------              ------              ------              ------
REDEMPTION FEES:                                      0.00#<F5>           0.00#<F5>             --                  --
                                                    ------              ------              ------              ------
NET ASSET VALUE, END OF PERIOD                      $13.85              $13.36              $11.98              $ 9.35
                                                    ------              ------              ------              ------
                                                    ------              ------              ------              ------
TOTAL RETURN1<F6>                                    6.39%2<F7>         11.56%              28.52%              (6.50%)2<F7>

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                      $26,890,011         $22,800,725         $16,619,610          $8,918,779
Ratio of net expenses
  to average net assets:
     Before expense
       reimbursement and waivers                     1.94%3<F8>          1.80%               2.17%               5.97%3<F8>
     After expense
       reimbursement and waivers                     1.50%3<F8>          1.50%               1.50%               1.50%3<F8>
Ratio of net investment
  income (loss) to average net assets:
     Before expense
       reimbursement and waivers                     0.35%3<F8>         (0.31%)             (0.60%)             (3.69%)3<F8>
     After expense
       reimbursement and waivers                     0.79%3<F8>         (0.01%)              0.07%               0.78%3<F8>
Portfolio turnover rate                                 9%2<F7>            27%                 31%                 21%2<F7>

*<F4>  Commencement of operations.
#<F5>  Amount is less than $0.01 per share.
1<F6> Total return reflects reinvested dividends but does not reflect the impact of taxes.
2<F7>  Not Annualized.
3<F8>  Annualized.

                     See notes to the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2005 (UNAUDITED)

1. ORGANIZATION

Fort Pitt Capital Total Return Fund (the "Fund") is a series of Fort Pitt Capital Funds; a business trust organized in the state of Delaware on August 17, 2001 (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a "diversified" series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

     (a)  Investment Valuation

          Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"). Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     (b)  Prepaid Expenses

          Prepaid initial registration expenses are deferred and amortized over the period benefited not to exceed twelve months.

     (c)  Federal Income Taxes

          The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

     (d)  Use of Estimates

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (e)  Distribution to Shareholders

          The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

          The tax character of distributions paid during the six months ended April 30, 2005 and the year ended October 31, 2004 were as follows:

                                           2005           2004
                                           ----           ----
          Ordinary Income               $   --           $7,531
          Long-term capital gain         652,923           --

          As of October 31, 2004 the components of capital on a tax basis were as follows:

          Cost of investments(a)<F9>                       $18,629,141
                                                           -----------
          Gross unrealized appreciation                      4,478,456
          Gross unrealized depreciation                       (292,462)
                                                           -----------
          Net unrealized appreciation                      $ 4,185,994
                                                           -----------
                                                           -----------
          Undistributed ordinary income                    $    75,411
          Undistributed long-term capital gain                 577,498
                                                           -----------
          Total distributable earnings                     $   652,909
                                                           -----------
                                                           -----------
          Total accumulated earnings/losses                $ 4,838,903
                                                           -----------

          (a)<F9> At October 31, 2004, the basis of investments for federal income tax purposes differs from the cost for financial reporting purposes due to the tax deferral of losses on wash sales.

     (f)  Security Transactions and Investment Income

          Security transactions are accounted for on the trade date. The cost of securities sold is determined on a high cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

     (g)  Share Valuation

          The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of that Fund's daily NAV calculation.

3. INVESTMENT TRANSACTIONS

During the six months ended April 30, 2005, the aggregate purchases and sales of securities (excluding short-term) were:

          Purchases                $5,342,774
          Sales                    $2,071,161

4. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the "Agreement") with Fort Pitt Capital Group, Inc. (the "Advisor"), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund's average daily net assets. Additionally, the Advisor has agreed to waive, through February 28, 2006, its management fee and/or reimburse the Fund's other expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.50% of the Fund's average daily net assets.

For the six months ended April 30, 2005, the Fund incurred advisory fees of $127,629 and waived/reimbursed expenses of $56,719 for a net advisory fee of $70,910. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                  October 31,
                   -----------------------------------------
                   2005        2006         2007        2008
                   ----        ----         ----        ----
                  81,702      19,902       61,434      56,719

                             ADDITIONAL INFORMATION

On December 15, 2004, at an in-person meeting of the Board of Trustees (the "Board") of the Fort Pitt Capital Funds (the "Trust") and its series, Fort Pitt Capital Total Return Fund (the "Fund"), the Board, including a majority of the disinterested Trustees, approved the continuation of the Investment Advisory Agreement dated May 17, 2004 (the "Advisory Agreement") between the Trust and Fort Pitt Capital Group, Inc. (the "Adviser"). In approving the Advisory Agreement, the Trustees reviewed (a) the Gartenberg memo provided by the Fund's legal counsel; (b) the Investment Advisory Agreement; and (c) a Confidential Expense and Performance Analysis Report prepared pursuant to Section 15(c) of the Investment Company Act of 1940. Using these materials as a guide the Board considered several factors in deciding whether to approve the Investment Advisory Agreement.

The Board discussed the nature, extent and quality of the services provided by the Adviser. This discussion included a broad review of the services which the Adviser provides to the Fund, including: (a) the Adviser's careful selection of securities for the Fund's portfolio; (b) the Adviser's efforts to maximize the Fund's tax efficiency; and (c) the Adviser's diligence in helping to ensure that Fund's investment objectives are pursued in a manner that is consistent with prospectus disclosure. The Board also considered that the Adviser is responsible for the employment and compensation of several individuals who serve the Fund, and that absent an active Rule 12(b)-1 Distribution Plan, the Adviser has been responsible for bearing the marketing expenses of the Fund, which have been and will continue to be substantial.

The Board then turned its attention to the exhibits highlighting the investment performance of the Adviser. It was noted that the Fund's performance has been strong, on both an absolute basis as well as on a relative basis, when compared with other funds which have similar investment objectives. Specifically, the Board considered that the Fund outperformed its Section 15(c) peer group by 3.24% on an annualized basis over the last two years. The Fund also outperformed the Wilshire 5000 10.90% to 1.16% on an annualized basis from the Fund's inception through October 31, 2004. Given this strong performance, the Board concluded that the Fund was receiving significant performance value in exchange for the management fees paid.

The Board next discussed the costs of the services to be provided and profits to be realized by the Adviser. This discussion focused primarily on the fact that the Fund is still fairly small, and that the Adviser has continued to subsidize the operations of the Fund relative to contractual management fees. It was also discussed that the Adviser received very little compensation from the Fund in the early months of the Fund's operations, and the Adviser bore all of the "upfront" costs of creating the Fund. The Board also compared the Fund with its peers referenced in the Section 15(c) report, and decided that the costs of the Adviser's services, while slightly above median, are reasonable compared to its peers given the Fund's size and performance.

Finally, the Board discussed the economies of scale that would be realized as the Fund continues to grow, and the extent to which fee levels reflect these economies of scale for the benefit of the Fund and its shareholders. During this discussion, the Adviser stated that it would like to do as much as possible to drive Fund expenses downward. Considering that the asset levels of the Fund are still rather small, and that the Adviser has heavily subsidized the creation and early operation of the Fund, the Board concluded that a 1.00% advisory fee was acceptable for now, but that they would expect to consider an advisory fee schedule that may apply if the Fund assets were to grow significantly.

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

                               INVESTMENT ADVISOR
                         Fort Pitt Capital Group, Inc.
                               790 Holiday Drive
                              Foster Plaza Eleven
                        Pittsburgh, Pennsylvania  15220

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                        ADMINISTRATOR, FUND ACCOUNTANT &
                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 LEGAL COUNSEL
                                Metz Lewis, LLC
                         11 Stanwix Street, 18th Floor
                        Pittsburgh, Pennsylvania  15222

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

     This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

     The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available by calling 1-866-688-8775 and on the SEC's website at www.sec.gov.
                                                ------------

      The Fund's complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-866-688-8775 and on the SEC's website at www.sec.gov.
                                            ------------

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for semi-annual reports.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Fort Pitt Capital Funds
                   ---------------------------------------

     By (Signature and Title)  /s/Thomas P. Bellhy
                               ---------------------------
                               Thomas P. Bellhy, President

     Date      July 6, 2005
           --------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F10>   /s/Thomas P. Bellhy
                                     ---------------------------
                                     Thomas P. Bellhy, President

     Date      July 6, 2005
           --------------------

     By (Signature and Title)*<F10>  /s/Charles A. Smith
                                     ---------------------------
                                     Charles A. Smith, Treasurer

     Date      July 6, 2005
           --------------------

*<F10> Print the name and title of each signing officer under his or her signature.